Overview and Summary of Significant Accounting Policies - Preferred Stock Redemption and Classification (Details) - Series D-1 Convertible Preferred Stock [Member]	3 Months Ended
Mar. 31, 2023 $ / shares
Class of Stock [Line Items]
Share issued	$ 4.5713
Percentage of original issue price	0.08
Maximum days after receipt of a written notice	60 days